Segment And Geographic Information (Reconciliation Of Combined Business Segments Results Included In The Preceding Table To Nomura's Reported Net Revenue, Non-Interest Expenses And Income (Loss) Before Income Taxes) (Details)
In Millions, unless otherwise specified
	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 Business Segments [Member] USD ($)	Sep. 30, 2011 Business Segments [Member] JPY (¥)	Sep. 30, 2010 Business Segments [Member] JPY (¥)	Sep. 30, 2011 Business Segments [Member] USD ($)	Sep. 30, 2011 Business Segments [Member] JPY (¥)	Sep. 30, 2010 Business Segments [Member] JPY (¥)
Net revenue	$ 3,946	¥ 303,950	¥ 280,595	$ 8,250	¥ 635,593	¥ 551,012
Unrealized gain (loss) on investments in equity securities held for operating purposes	(31)	(2,361)	(4,972)	(47)	(3,639)	(15,565)
Consolidated net revenue	4,905	377,847	320,418	10,447	804,857	634,434	3,915	301,589	275,623	8,203	631,954	535,447
Non-interest expenses	4,494	346,221	254,025	8,336	642,228	507,379
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses							4,494	346,221	254,025	8,336	642,228	507,379
Income (loss) before income taxes	(548)	(42,271)	26,570	(86)	(6,635)	43,633	(548)	(42,271)	26,570	(86)	(6,635)	43,633
Unrealized gain (loss) on investments in equity securities held for operating purposes	(31)	(2,361)	(4,972)	(47)	(3,639)	(15,565)
Consolidated Income (loss) before income taxes	$ (579)	¥ (44,632)	¥ 21,598	$ (133)	¥ (10,274)	¥ 28,068